Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	The components of property and equipment were as follows:
As at	Estimated useful life	September 30, 2024	March 31, 2024

Devices	3 - 5 years	$3,174,735	$3,274,998
Computer equipments	2 - 7 years	562,892	603,864
Office equipments	3 - 10 years	233,994	245,545
Furniture and fixtures	10 years	1,755	7,398
Total, at cost		3,973,376	4,131,805
Less: Accumulated depreciation		(2,710,663)	(2,572,825)
		$1,262,713	$1,558,980
Right-of-use assets under finance leases:

Vehicles, at cost		$4,096,932	$4,117,406
Accumulated depreciation		(4,096,932)	(4,117,406)
		$-	$-
Total property and equipment, net		$1,262,713	$1,558,980
The components of property and equipment were as follows:
(In USD)
As at	Estimated useful life	March 31, 2024	March 31, 2023

Devices	3 - 5 years	$3,274,998	$3,402,749
Computer equipments	2 - 7 years	603,864	873,178
Office equipments	3 - 10 years	245,545	452,489
Furniture and fixtures	10 years	7,398	10,287
Total, at cost		4,131,805	4,738,703
Less: Accumulated depreciation		(2,572,825)	(2,010,180)
		1,558,980	2,728,523
Right-of-use assets under finance leases:

Vehicles, at cost		$4,117,406	$4,179,272
Accumulated depreciation		(4,117,406)	(4,179,272)
		-	-

Total property and equipment, net		1,558,980	2,728,523